ACQUISITION OF EMPIRE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
SCHEDULE OF BUSINESS ACQUISITION

The fair value of the assets acquired and liabilities assumed are based on a valuation report prepared by an independent specialist in conjunction with the Company’s fiscal year 2021 audit on October 1, 2021 and on subsequent measurement adjustments as of December 31, 2021. Based upon the purchase price allocation, the following table summarizes the estimated fair value of the assets acquired and liabilities assumed at the date of acquisition:

Assets acquired:
Cash	$141,027
Deposits	1,150
Notes receivable – related party	1,515,778
Property and equipment, net	3,224,337
Right of use and other assets	3,585,961
Licenses	21,274,000
Intellectual Property	3,036,000
Customer Base	2,239,000
Goodwill	2,499,753
Total assets acquired at fair value	37,517,006

Liabilities assumed:
Accounts payable	845,349
Advances and environmental remediation liabilities	4,143,816
Note payable	5,684,662
Other liabilities	3,729,219
Total liabilities assumed	14,403,046
Net assets acquired	23,114,000

Purchase consideration paid:
Common stock	18,414,000
Promissory Note	3,700,000
Promissory Note	1,000,000
Total purchase consideration paid	$23,114,000

The fair value of the assets acquired and liabilities assumed are based on management’s initial estimates of the fair values on October 1, 2021 and on subsequent measurement adjustments as of December 31, 2021. Based upon the purchase price allocation, the following table summarizes the estimated fair value of the assets acquired and liabilities assumed at the date of acquisition:

Assets acquired:
Cash	$141,027
Deposits	1,150
Notes receivable – related party	1,515,778
Property and equipment, net	3,224,337
Right of use and other assets	3,585,961
Licenses	21,274,000
Intellectual Property	3,036,000
Customer Base	2,239,000
Goodwill	2,499,753
Total assets acquired at fair value	37,517,046

Liabilities assumed:
Accounts payable	845,349
Advances and environmental remediation liabilities	4,143,816
Note payable	5,684,662
Other liabilities	3,729,219
Total liabilities assumed	14,403,046
Net assets acquired	23,114,000

Purchase consideration paid:
Common stock	18,414,000
Promissory Note	3,700,000
Promissory Note	1,000,000
Total purchase consideration paid	$23,114,000

SCHEDULE OF BUSINESS ACQUISITION PRO FORMA

The following unaudited pro forma condensed consolidated results of operations have been prepared as if the acquisition of Empire had occurred as of the beginning of the following period:

	Three Months Ended September 30, 2021	Nine Months Ended September 30, 2021
Net Revenues	$6,836,459	$19,659,386
Net Income (Loss) Available to Common Shareholders	$(174,603)	$(23,258,834)
Net Basic Earnings (Loss) per Share	$(0.04)	$(3.00)
Net Diluted Earnings (Loss) per Share	$(0.04)	$(3.00)

The following unaudited pro forma consolidated results of operations have been prepared as if the acquisition of Empire had occurred as of the beginning of the following periods:

	Year Ended December 31, 2021	Year Ended December 31, 2020
Net Revenues	$27,755,762	$12,963,692
Net Income (Loss) Available to Common Shareholders	$5,233,967	$(115,372,857)
Net Basic Earnings (Loss) per Share	$1.08	$(24.80)
Net Diluted Earnings (Loss) per Share	$0.64	$(24.80)